PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Oregon Energy LLC
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

		Furniture
	Land and	and	Moveable	Other
	buildings	equipment	equipment	equipment	Total
Cost
Balance as of June 30, 2024	$248,009	$5,108	$10,344	$22,303	$285,764
Additions	—	—	—	—	—
Balance as of June 30, 2025	248,009	5,108	10,344	22,303	285,764
Additions	—	—	—	—	—
Balance as of December 31, 2025 (Unaudited)	248,009	5,108	10,344	22,303	285,764
Accumulated Depreciation
Balance as of June 30, 2024	8,243	1,770	4,817	7,430	22,260
Charge for the year	4,842	1,119	2,586	4,460	13,007
Balance as of June 30, 2025	13,085	2,889	7,403	11,890	35,267
Charge for the six-month period	2,441	565	1,304	2,249	6,559
Balance as of December 31, 2025 (Unaudited)	15,526	3,454	8,707	14,139	41,826
Net Book Value
Balance as of June 30, 2025	234,924	2,219	2,941	10,413	250,497
Balance as of December 31, 2025 (Unaudited)	$232,483	$1,654	$1,637	$8,164	$243,938

		Furniture
	Land and	and	Moveable	Other
	buildings	equipment	equipment	equipment	Total
Cost
Balance as of June 30, 2023	$248,009	$5,108	$10,344	$22,303	$285,764
Additions	—	—	—	—	—
Balance as of June 30, 2024	248,009	5,108	10,344	22,303	285,764
Additions	—	—	—	—	—
Balance as of June 30, 2025	248,009	5,108	10,344	22,303	285,764
Accumulated Depreciation
Balance as of June 30, 2023	3,401	650	2,232	2,970	9,253
Charge for the year	4,842	1,120	2,585	4,460	13,007
Balance as of June 30, 2024	8,243	1,770	4,817	7,430	22,260
Charge for the year	4,842	1,119	2,586	4,460	13,007
Balance as of June 30, 2025	13,085	2,889	7,403	11,890	35,267
Net Book Value
Balance as of June 30, 2024	239,766	3,338	5,527	14,873	263,504
Balance as of June 30, 2025	$234,924	$2,219	$2,941	$10,413	$250,497